Shareholder Report	12 Months Ended	22 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000241887
Shareholder Report [Line Items]
Fund Name	BNY Mellon Innovators ETF
Class Name	BNY Mellon Innovators ETF
Trading Symbol	BKIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended February 28, 2025, the Fund’s shares returned 14.75% on a net asset value basis and 14.88% on a market price basis.

  In comparison, Russell 3000® Growth Index returned 19.09% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date		May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective February 28, 2025.
AssetsNet	$ 16,000,000	$ 16,000,000
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 75,685
InvestmentCompanyPortfolioTurnover	44.08%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 2/28/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$16	50	75,685	44.08%

Holdings [Text Block]

Portfolio Holdings (as of 2/28/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%Footnote Reference*
Investment Companies	0.3%
Energy	1.4%
Industrials	1.6%
Consumer Staples	1.8%
Financials	1.8%
Real Estate	3.3%
Consumer Discretionary	9.8%
Communication Services	15.4%
Information Technology	32.1%
Health Care	32.5%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	13.0%
Alphabet, Inc., Class C -	5.9%
Netflix, Inc. -	4.6%
Insmed, Inc. -	4.3%
Klaviyo, Inc., Class A -	3.5%
Repligen Corp. -	3.4%
CoStar Group, Inc. -	3.3%
Inspire Medical Systems, Inc. -	2.9%
Confluent, Inc., Class A -	2.8%
iRhythm Technologies, Inc. -	2.6%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]
Updated Prospectus Web Address	bny.com/investments/etfliterature
C000241888
Shareholder Report [Line Items]
Fund Name	BNY Mellon Women's Opportunities ETF
Class Name	BNY Mellon Women's Opportunities ETF
Trading Symbol	BKWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Women's Opportunities ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women's Opportunities ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended February 28, 2025, the Fund’s shares returned 11.07% on a net asset value basis and 11.08% on a market price basis.

  In comparison, S&P 500® Index (the “Index”) returned 18.41% for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Performance Inception Date		May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,000,000	$ 16,000,000
Holdings Count | Holding	50	50
Advisory Fees Paid, Amount	$ 67,640
InvestmentCompanyPortfolioTurnover	44.26%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 2/28/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$16	50	67,640	44.26%

Holdings [Text Block]

Portfolio Holdings (as of 2/28/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.9%
Investment Companies	0.9%
Real Estate	1.0%
Utilities	2.6%
Energy	2.8%
Consumer Staples	4.7%
Communication Services	5.9%
Industrials	8.1%
Consumer Discretionary	9.9%
Financials	13.0%
Health Care	16.5%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	8.1%
Microsoft Corp. -	7.5%
Amazon.com, Inc. -	6.5%
Apple, Inc. -	5.2%
JPMorgan Chase & Co. -	4.3%
Meta Platforms, Inc., Class A -	4.2%
Mastercard, Inc., Class A -	3.2%
AbbVie, Inc. -	3.2%
Boston Scientific Corp. -	2.7%
HubSpot, Inc. -	2.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Material Fund Change [Text Block]
Updated Prospectus Web Address	bny.com/investments/etfliterature